Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Inventory Disclosure [Abstract]
Schedule of Inventory, Current

The Company’s inventories consist primarily of products to be sold to customers and packing materials as follows:

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
	(in thousands)
Products	534,061	550,556	78,728
Packing materials and others	19,540	19,929	2,850
Total	553,601	570,485	81,578